Statutory and other information - Fees and emoluments - executive director (Details) € in Thousands, Options in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€) Options	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)
Disclosure of transactions between related parties [line items]
Accounting charge for share-based payment transactions	€ (3,900)	€ 16,200	€ 8,600
CEO's 5-year contract from February 2019
Disclosure of transactions between related parties [line items]
Share based compensation	€ 2,890	1,780	1,780
Number of unvested share options outstanding in share-based payment arrangement | Options	10
Executive directors [Member]
Disclosure of transactions between related parties [line items]
Basic salary	€ 1,200	500	500
Bonus (performance and target-related)	590	430	480
Total key management personnel compensation excluding share-based payments	1,790	930	980
Share based compensation	2,890	1,780	1,780
Total key management personnel compensation	€ 4,680	€ 2,710	€ 2,760